Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2014	$ 1,020,593	$ 680	$ 262,419	$ (22,896)	$ (194,328)	$ 969,632	$ 1,015,507	$ 5,086
Balance, shares at Mar. 31, 2014		42,832,000
Exercise of options	$ 26		26				26
Exercise of options, shares	1,000	1,000
Comprehensive loss, net of tax:	$ (88,070)			(88,070)			(88,070)
Net income	484,834					484,257	484,257	577
Balance at Mar. 31, 2015	$ 1,417,383	$ 680	262,445	(110,966)	(194,328)	1,453,889	1,411,720	5,663
Balance, shares at Mar. 31, 2015		42,833,000
Exercise of options, shares	0
Repurchase of treasury stock	$ (9,450)				(9,450)		(9,450)
Repurchase of treasury stock, shares		(67,000)
Comprehensive loss, net of tax:	(12,060)			(12,060)			(12,060)
Net income	541,271					540,932	540,932	339
Balance at Mar. 31, 2016	$ 1,937,144	$ 680	262,445	(123,026)	(203,778)	1,994,821	1,931,142	6,002
Balance, shares at Mar. 31, 2016		42,766,000
Exercise of options, shares	0
Repurchase of treasury stock	$ (294,897)				(294,897)		(294,897)
Repurchase of treasury stock, shares	(2,252,725)	(2,253,000)
Comprehensive loss, net of tax:	$ (25,107)			(25,107)			(25,107)
Net income	456,666					456,356	456,356	310
Balance at Mar. 31, 2017	$ 2,073,806	$ 680	$ 262,445	$ (148,133)	$ (498,675)	$ 2,451,177	$ 2,067,494	$ 6,312
Balance, shares at Mar. 31, 2017		40,513,000